Consolidated Statements of Cashflows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (1,313,026)	$ (2,650,650)
Net loss to net cash used in operating activities:
Stock-based compensation	10,000	450,338
Vesting of restricted stock units	582,084	1,559,598
Forfeit and expired stock-based compensation	(668,781)	(659,052)
Disposal of fixed assets	48,133
Impairment of fixed assets		6,367
Gain on change in fair value of warrant derivative liability	(6,652)	(159,363)
Amortization of debt discount		90
Amortization of intangible asset	467,855	184,626
Depreciation	4,909	12,696
Changes in operating assets and liabilities:
(Increase) decrease in other receivables	87,912	(75,358)
Increase (decrease) in accounts payable	(55,515)	227,244
Increase in accrued liabilities	698,439	847,917
Net cash provided by/(used) in operating activities	(144,642)	(255,547)
Cash flows from investing activities
Purchase of intangible assets	(243,472)	(248,371)
Net cash used in investing activities	(243,472)	(248,371)
Cash flows from financing activities
Payment of dividends		(42,883)
Payment of loans payable	(12,661)	(10,759)
Proceeds from loans payable – related party	447,370	572,617
Repayment of loans payable – related party	(29,013)	(821,162)
Stock issued for payment of debt		821,433
Proceeds from sale of capital assets	17,089
Net cash provided by financing activities	422,785	519,246
Effects of exchange rate changes on cash	(1,155)	(40,193)
Net Change in Cash	33,516	(24,865)
Cash – Beginning of Period	7,668	32,533
Cash – End of Period	41,184	7,668
Supplemental information:
Cash paid for interest	8,477	13,039
Cash paid for taxes